Founder Preferred Shares Dividend Reserve (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,126.1	€ 2,556.7	€ 2,059.1
Settlement of dividend through share issue | $				$ 16.7538
Equity, ending balance	2,299.0	2,126.1	2,556.7
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance	245.5	370.1	372.6
Settlement of dividend through share issue	(79.5)	(124.6)	(2.5)
Equity, ending balance	166.0	245.5	€ 370.1
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity, beginning balance	245.5
Settlement of dividend through share issue	79.5
Equity, ending balance	€ 166.0	€ 245.5